SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
a. Cash and Cash Equivalents
Cash and cash equivalents comprise cash balances, call deposits and short-term investments with original maturities of ninety days or less, which are used by Pembina in the management of its short-term commitments. Certain demand deposits are subject to contractual restrictions on use and are therefore included in long-term other assets on the balance sheet.
Bank overdrafts that are repayable on demand and form an integral part of Pembina's cash management are included as a component of cash and cash equivalents for the purpose of the consolidated statements of cash flows.
b. Inventories
Inventories are measured at the lower of cost and net realizable value and consist primarily of crude oil, natural gas liquids ("NGL") and spare parts that are expected to be used within one year of the year-end date. The cost of inventories is determined using the weighted average costing method and includes direct purchase costs and when applicable, costs of production, extraction, fractionation, and transportation. Net realizable value is the estimated selling price in the ordinary course of business less the estimated selling costs. All changes in the value of inventories are reflected in earnings.
c. Financial Instruments
Financial assets and liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, Pembina has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
i) Non-Derivative Financial Assets
Pembina initially recognizes loans, receivables, advances to related parties and deposits on the date that they are originated. All other financial assets are recognized on the trade date at which Pembina becomes a party to the contractual provisions of the instrument.
Pembina derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by Pembina is recognized as a separate asset or liability. On derecognition, the difference between the carrying amount of the financial asset and the consideration received is recognized in earnings.
Pembina classifies non-derivative financial assets into the following categories:
Financial Assets at Amortized Cost
A financial asset is classified in this category if the asset is held within a business model whose objective is to collect contractual cash flows on specified dates that are solely payments of principal and interest. At initial recognition, financial assets at amortized cost are recognized at fair value plus directly attributable transaction costs. Subsequent to initial recognition, these financial assets are recorded at amortized cost using the effective interest method less any expected credit losses that will be realized and impairment loss allowances. Pembina's non-derivative financial assets measured at amortized cost include cash and cash equivalents, trade receivables and other, finance lease receivables, and other assets.
Financial Assets at Fair Value Through Other Comprehensive Income
A financial asset is classified in this category if the asset is held within a business model whose objective is met by both collecting contractual cash flows and selling financial assets. Pembina did not have any financial assets classified at fair value through other comprehensive income during the years covered in these financial statements.
Financial Assets at Fair Value Through Earnings
A financial asset is classified in this category if it is not classified as a financial asset at amortized cost or a financial asset at fair value through other comprehensive income, or it is an equity instrument designated as such on initial recognition. At initial recognition, and subsequently, these financial assets are recognized at fair value. Pembina did not have any financial assets classified at fair value through earnings during the years covered in these financial statements.
ii) Non-Derivative Financial Liabilities
Pembina initially recognizes financial liabilities on the trade date at which Pembina becomes a party to the contractual provisions of the instrument.
Non-derivative financial liabilities are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method.
Pembina derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire. On derecognition, the difference between the carrying value of the liability and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in earnings.
Pembina records a modification or exchange of an existing liability as a derecognition of the financial liability if the terms are substantially different, resulting in a difference of more than 10 percent when comparing the present value of the remaining cash flows of the existing liability to the present value of the discounted cash flows under the new terms using the original effective interest rate.
If a modification to an existing liability causes a revision to the estimated payments of the liability but is not treated as a derecognition, Pembina adjusts the gross carrying amount of the liability to the present value of the estimated contractual cash flows using the instrument’s original effective interest rate, with the difference recorded in earnings.
Pembina's non-derivative financial liabilities are comprised of: trade payables and accrued liabilities, taxes payable, dividends payable, loans and borrowings, lease liabilities and other liabilities.
iii) Common Share Capital
Common shares and share options are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects. When the company repurchases its own common shares, share capital is reduced by the average carrying value of the shares repurchased. The excess of the purchase price over the average carrying value is recognized as an increase in deficit. Shares are cancelled upon repurchase.
iv) Preferred Share Capital
Preferred shares are classified as equity because they bear discretionary dividends and do not contain any obligations to deliver cash or other financial assets. Discretionary dividends are recognized as equity distributions on approval by Pembina's Board of Directors. Incremental costs directly attributable to the issue of preferred shares are recognized as a deduction from equity, net of any tax effects.
v) Derivative Financial Instruments and Hedge Accounting
Pembina holds derivative financial instruments to manage its interest rate, commodity, power costs and foreign exchange risk exposures. Derivatives are recognized initially at fair value. Subsequent to initial recognition, derivatives are measured at fair value with changes recognized immediately in earnings, unless hedge accounting is applied.
Pembina applies hedge accounting to certain financial instruments that qualify for and are designated for hedge accounting treatment. At inception of a designated hedging relationship, formal documentation is prepared and includes the risk management objective and strategy for undertaking the hedge, identification of the hedged item and the hedging instrument, the nature of the risk being hedged and how Pembina will assess the hedging instrument's effectiveness in offsetting the exposure to changes in the hedged item.
For derivatives that are designated and qualified cash flow hedges, the effective portion of changes in fair value is accumulated in other comprehensive income. The amount accumulated is reclassified to earnings in the same period or periods during which the hedged expected future cash flows occur. Any ineffective portion of changes in fair value of hedges are recorded in earnings.
For non-derivative financial liabilities designated as hedging instruments in a hedge of the net investment in foreign operations, the effective portion of foreign exchange gains and losses arising on translation of the financial liability is recognized in other comprehensive income. Any ineffective portion of the foreign exchange gains and losses arising from the translation of the financial liability is recognized immediately in earnings. The amount accumulated in other comprehensive income is reclassified to earnings on disposal of the foreign operation.
Hedge accounting is discontinued prospectively when the hedging relationship no longer qualifies for hedge accounting or the hedging instrument is sold or terminated.
d. Assets Held for Sale
Non-current assets, or disposal groups comprised of assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily through sale rather than through continued use.
Such assets, or disposal groups, are generally measured at the lower of their carrying amount and fair value less costs to sell. Any impairment loss on a disposal group is allocated first to goodwill, and then to the remaining assets and liabilities on a pro rata basis, except that no loss is allocated to inventories, financial assets, deferred tax assets, or employee benefit assets, which continue to be measured in accordance with the Company's other accounting policies. Impairment losses on initial classification as held-for-sale and subsequent gains and losses on remeasurement are recognized in earnings.
Assets or disposal groups that are classified as held-for-sale and initially recognized as part of a business combination are initially measured at fair value less costs to sell. Any difference between the fair value less costs to sell of the disposal group and the values of the underlying assets and liabilities is allocated on a pro-rata basis, except that no reduction in value is assigned to inventories, financial assets, deferred tax assets, or employee benefit assets.
Once classified as held-for-sale, intangible assets and property, plant and equipment are no longer amortized or depreciated.
e. Property, Plant and Equipment
i) Recognition and Measurement
Items of property, plant and equipment are measured initially at cost, or at fair value if acquired as part of a business combination. Thereafter, property, plant and equipment are recorded net of accumulated depreciation and accumulated impairment losses.
Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, estimated decommissioning provisions and borrowing costs on qualifying assets.
Cost may also include any gain or loss realized on foreign currency transactions directly attributable to the purchase or construction of property, plant and equipment. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.
When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate components of property, plant and equipment.
The gain or loss on disposal of an item of property, plant and equipment is determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and is recognized in earnings.
ii) Subsequent Costs
The cost of replacing a part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to Pembina, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized and recorded as depreciation expense. The costs of maintenance and repair of the property, plant and equipment are recognized in earnings as incurred.
iii) Depreciation
Depreciation is based on the remaining undepreciated cost of an asset less its residual value. Significant components of individual assets are assessed and if a component has a useful life that is different from the remainder of the asset, that component is depreciated separately. Land and linefill are not depreciated. Depreciation commences only once an asset is available for use.
Depreciation is recognized in earnings over an asset's useful life on a straight line or declining balance basis, which most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. An asset's useful life is determined as the lower of its physical life and economic life. Estimated useful lives are based on management's assumptions and estimates of the physical useful lives of the assets, the economic lives, which maybe associated with the reserve lives and commodity type of the production area, in addition to the estimated residual value. Useful lives over which costs should be depreciated may be impacted by changes in Pembina's strategy, process or operations as a result of climate change, access to global markets and energy transition.
Depreciation methods, useful lives and residual values are reviewed annually and adjusted if appropriate.
f. Intangible Assets
i) Goodwill
Goodwill is measured at cost less accumulated impairment losses.
Goodwill relating to equity accounted investees is included in the carrying amount of the investment and is not tested for impairment separately.
ii) Other Intangible Assets
Other intangible assets acquired individually by Pembina are initially recognized and measured at cost, or at fair value if acquired as part of a business combination. Thereafter, intangible assets with finite useful lives are recorded net of accumulated amortization and accumulated impairment losses. Other intangible assets include purchase and sales contracts, customer relationships and certain software costs.
iii) Subsequent Expenditures
Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in earnings as incurred.
iv) Amortization
Amortization is based on the cost of an asset less its residual value.
Amortization is recognized in earnings on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use. Amortization is included in cost of sales and general and administrative expense.
Amortization methods, useful lives and residual values are reviewed annually and adjusted if appropriate.
g. Leases
A specific asset is the subject of a lease if a contract conveys the right to control the use of that identified asset for a period of time in exchange for consideration. This determination is made at inception of a contract or on the acquisition date if acquired as assumed as part of a business combination, and is reassessed when the terms and conditions of the contract are amended.
At inception or on reassessment of a contract that contains a lease component, Pembina allocates contract consideration to the lease and non-lease components based on the components' relative stand-alone prices. The consideration allocated to the lease components is recognized in accordance with the policies for lessee and lessor leases, as described below. The consideration allocated to non-lease components is recognized in accordance with their nature.
i) Lessee
Leased assets are recognized as right-of-use assets, with corresponding lease liabilities recognized on the statement of financial position at the lease commencement date.
Right-of-use assets are initially recognized at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset and restore the site of an underlying asset to the condition required by the terms of the lease, less any lease incentives received. Right-of-use assets are subsequently depreciated over the lease term on a straight-line basis, and adjusted for remeasurements of the lease liability. The right-of-use assets are included in CGUs for the purposes of impairment testing.
The lease liability is initially measured at the present value of the lease payments, discounted using the rate Pembina would be required to pay to borrow over a similar term with a similar security to obtain an asset of a similar value to the right-of-use asset, or using the interest rate implicit in the lease if readily determinable. Lease payments used in the calculation of the lease liability exclude variable payments unless those payments are in-substance fixed. Lease payments in an optional renewal period are included in the lease liability if Pembina is reasonably certain to exercise such option. Management applies its best estimate with respect to the likelihood of exercising renewal, extension and termination options in determining the lease term. The lease liability is subsequently increased by interest expense on the lease liability and decreased by lease payments made.
The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimated guaranteed residual value to be paid, a previously-variable payment becoming in-substance fixed, or a change in the assessment of whether a purchase option, extension option or termination option is reasonably certain to be exercised. A corresponding adjustment is made to the right of use asset when a liability is remeasured, or the adjustment is recorded in earnings if the right of use asset has been reduced to zero.
Pembina has elected to apply the recognition exemptions for short-term and low value leases. Pembina recognizes lease payments associated with these leases as an expense on a straight-line basis over the lease term.
ii) Lessor
Lessor leases are classified as either operating leases or finance leases according to the substance of the contract at contract inception. Leases transferring substantially all of the risks incidental to asset ownership are classified as finance leases, while all other leases are classified as operating leases. Subleases are classified as either operating or finance leases in reference to the right-of-use asset arising from the head lease.
Finance lease receivables acquired in a business combination are initially recognized at an amount equal to the fair value of the underlying leased assets. Finance lease receivables outside of a business combination are initially measured at the net present value of the future lease payments and the unguaranteed residual values of the underlying assets, discounted using the interest rate implicit in the lease. Finance income is subsequently recognized using the interest rate implicit in the lease. Operational finance lease income generated from physical assets in the normal course of operations is recorded as a component of revenue. All other finance lease income is recorded in net finance costs.
Lease payments received for finance leases include both the finance income and a principal repayment of the finance lease receivable. Payments related to the principal repayment are not recognized in earnings and are classified as investing cashflows in the Consolidated Statements of Cash Flows.
Lease payments from operating leases are recognized in revenue on either a straight-line basis or a systematic basis representative of the pattern of economic benefit transfer, and are fully recognized in earnings and operating cash flows in the Consolidated Statements of Cash Flows.
h. Impairment
i) Non-Derivative Financial Assets
Impairment of financial assets carried at amortized cost is assessed using the lifetime expected credit loss of the financial asset at initial recognition and throughout the life of the financial asset, except where credit risk has not increased significantly since initial recognition, in which case impairment is assessed at the 12 month expected credit loss of the financial asset at the reporting date.
Impairment losses are recognized in earnings and reflected as a reduction in the related financial asset.
ii) Non-Financial Assets
The carrying amounts of Pembina's non-financial assets, other than: inventory, assets arising from employee benefits and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset's recoverable amount is estimated.
For goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, the recoverable amount is estimated annually in connection with the annual goodwill impairment test.
For the purpose of impairment testing, assets that cannot be tested individually are grouped together into CGUs, the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets. CGUs may incorporate integrated assets from multiple operating segments. For the purpose of goodwill impairment testing, CGUs are aggregated to the operating segment level, which reflects the lowest level at which goodwill is monitored for management purposes. Goodwill acquired in a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.
An impairment loss is recognized if the carrying amount of an asset, CGU or group of CGUs exceeds its estimated recoverable amount.
The recoverable amount of an asset, CGU or group of CGUs is the greater of its value in use and its fair value less costs of disposal. In assessing the recoverable amount, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset, CGU or group of CGUs.
Pembina's corporate assets do not generate separate cash inflows and are utilized by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and tested for impairment as part of the testing of the CGU to which the corporate asset is allocated. If there is an indication that a corporate asset may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset has been allocated.
Impairment losses are recognized in earnings. Impairment losses recognized in respect of a CGU (group of CGUs) are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis.
An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
Goodwill that forms part of the carrying amount of an investment in an equity accounted investee is not recognized separately, and therefore is not tested for impairment separately. Instead, the entire amount of the investment is tested for impairment as a single asset when there is objective evidence that the equity accounted investee may be impaired, unless the equity accounted investee does not generate cash inflows that are largely independent of those from other assets of the entity in which case it is combined in a CGU with the related assets.
i. Employee Benefits
i) Defined Contribution Plans
A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in earnings in the periods during which services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.
ii) Defined Benefit Pension Plans
A defined benefit pension plan is a post-employment benefit plan other than a defined contribution plan. Pembina's net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods, discounted to determine its present value, less the fair value of any plan assets. The discount rate used to determine the present value is established by referencing market yields on high-quality corporate bonds on the measurement date with cash flows that match the timing and amount of expected benefits.
The calculation is performed, at a minimum, every three years by a qualified actuary using the actuarial cost method. The actuarial valuation is prepared using management's best estimates with respect to longevity, discount and inflation rates, compensation increases, market returns on plan assets, retirement and termination rates. When the calculation results in a benefit to Pembina, the recognized asset is limited to the present value of economic benefits available in the form of future expenses payable from the plan, any future refunds from the plan or reductions in future contributions to the plan. To calculate the present value of economic benefits, consideration is given to any minimum funding requirements that apply to any plan in Pembina. An economic benefit is available to Pembina if it is realizable during the life of the plan or on settlement of the plan liabilities.
When the benefits of a plan are improved, the portion of the increased benefit relating to past service by employees is recognized in earnings immediately.
Pembina recognizes all actuarial gains and losses arising from defined benefit plans in other comprehensive income and expenses related to defined benefit plans in earnings.
Pembina recognizes gains or losses on the termination or settlement of a defined benefit plan when the termination or settlement occurs. The gain or loss on termination comprises any resulting change in the fair value of plan assets, change in the present value of defined benefit obligation and any related actuarial gains or losses and past service cost that had not previously been recognized.
iii) Short-Term Employee Benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.
A liability is recognized for the amount expected to be paid if Pembina has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
iv) Share-Based Payment Transactions
For equity settled share-based payment plans ("options"), the fair value of the share-based payment at grant date is recognized as an expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service conditions at the vesting date.
For cash settled share-based payment plans, the fair value of the amount payable to employees is recognized as an expense with a corresponding increase in liabilities, over the period that the employees unconditionally become entitled to payment. The liability is remeasured at each reporting date and at settlement date. Any changes in the fair value of the liability are recognized as an expense in earnings.
j. Provisions
A provision is recognized if, as a result of a past event, Pembina has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic resources will be required to settle the obligation. With regards to these potential obligations, Pembina considers environmental laws, regulations and interpretations by regulatory authorities in determining expected cash flows. Updates to those laws and regulations, including those related to climate change, access to global markets and energy transition, could impact the estimate. Provisions are measured at each reporting date based on the best estimate of the settlement amount. Where the effect of the time value of money is material, provisions are discounted at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount rate is recognized as accretion in finance costs.
i) Decommissioning Provision
Pembina's activities give rise to certain dismantling, decommissioning, environmental reclamation and remediation obligations at the end of an asset's economic life. A provision is made for the estimated cost of site restoration and capitalized as part of the cost of the underlying asset to which the provision relates. Based on the long-term nature of the decommissioning provision, the most significant uncertainties in estimating the provision are the determination of whether a present obligation exists, the discount and inflation rates used, the costs that will be incurred, the timing of when these costs will occur and the impact of climate change, access to global markets and energy transition.
Decommissioning obligations are measured at the present value, based on a credit-adjusted risk-free rate, of management's best estimate of what is reasonably expected to be incurred to settle the obligation at the end of an asset's economic life. Subsequent to the initial measurement, the obligation is adjusted at the end of each period to reflect the passage of time, changes in the credit-adjusted risk-free rate and changes in the estimated future cash flows underlying the obligation. The increase in the provision due to the passage of time is recognized as accretion in finance costs whereas increases or decreases due to changes in the estimated future cash flows or credit adjusted risk-free rate are added to or deducted from the cost of the related asset. When a re-measurement of the decommissioning provision relates to a retired asset, the amount is recorded in earnings.
k. Revenue
i) Take-or-Pay
Pembina provides transportation, gas processing, fractionation, terminalling, and storage services under take-or-pay contracts. In a take-or-pay contract, Pembina is entitled to a minimum fee for the firm service promised to a customer over the contract period, regardless of actual volumes transported, processed, terminalled, or stored. This minimum fee can be represented as a set fee for an annual minimum volume, or an annual minimum revenue requirement. In addition, these contracts may include variable consideration for operating costs that are flowed through to the customer. In determining the amount of consideration to be allocated to performance obligations that are not sold on a stand-alone basis, management estimates the stand-alone selling price of each performance obligation under the contract, taking into consideration the location and volume of goods and services being provided, the market environment, and customer specific considerations.
Pembina satisfies its performance obligations and recognizes revenue for services under take-or-pay commitments when volumes are transported, processed, terminalled, or stored. Make-up rights may arise when a customer does not fulfill their minimum volume commitment in a certain period, but is allowed to use the delivery of past or future volumes to meet this commitment. These make-up rights are subject to expiry and have varying conditions associated with them. When contract terms allow a customer to exercise their make-up rights using firm volume commitments, revenue is not recognized until these make-up rights are used, expire, or management determines that it is remote that they will be utilized. If Pembina bills a customer for unused service in an earlier period and the customer utilizes available make-up rights, Pembina records a refund liability for the amount to be returned to the customer through an annual adjustment process. For contracts where no make-up rights exist, revenue is recognized to take-or-pay levels once Pembina has an enforceable right to payment for the take-or-pay volumes. Make-up rights generally expire within a contract year, and a majority of the related contract years follow the calendar year.
When customers are transporting, processing, terminalling, or storing volumes below their take-or-pay commitments early in a contract year, and the customer has the right to exercise make up rights against future firm volume commitments, the timing of revenue recognition may not be even throughout the year. Where Pembina has a right to invoice to take-or-pay levels throughout the contract year, revenue is deferred and a contract liability is recorded for the volumes invoiced that were not utilized by the customer. Once the customer has used its make-up rights or it is determined to be remote that a customer will use them, the previously deferred revenue is recognized. In these instances, there will be a deferral of revenue in early quarters of the year, with subsequent recognition occurring in later quarters although there is no impact on cash flows.
For certain arrangements where the customer does not have make-up rights, where the make-up rights have been determined to be insignificant, and for cost of service agreements, revenue is recognized using the practical expedient to recognize revenue in an amount equal to Pembina's right to invoice. For these arrangements, the consideration Pembina is entitled to invoice in each period is representative of the value provided to the customer.
When up-front payments or non-cash consideration is received in exchange for future services to be performed, revenue is deferred as a contract liability and recognized over the period the performance obligation is expected to be satisfied. Non-cash consideration is measured at the fair value of the non-cash consideration received.
ii) Fee-for-Service
Fee-for-service revenue includes firm contracted revenue that is not subject to take-or-pay commitments and interruptible revenue. Pembina satisfies its performance obligations for transportation, gas processing, fractionation, terminalling, and storage as volumes of product are transported, processed, fractionated, terminalled, or stored. Revenue is based on a contracted fee and consideration is variable with respect to volumes. Payment is due in the month following Pembina's provision of service.
iii) Product Sales
Pembina's performance obligation in a product sale is to transfer distinct products to the customer. Pembina satisfies its performance obligation on product sales when the customer obtains control of the product.
In certain product sales contracts, Pembina transfers products to a customer in an agency capacity only. In determining whether Pembina is the principal or agent in product sale transactions, Pembina assesses whether it controls the product before it is transferred to the customer. Control of a product is not necessarily held by the party with legal title, but by the party with the rights to the remaining economic benefits of the product prior to it being transferred. In situations where Pembina acquires the product from a third party shortly before transfer to the customer, or where Pembina purchases NGL mix product before selling specification grade component products back to the customer, determining whether Pembina controls the product requires significant judgment. This determination includes assessing whether Pembina or another party is primarily responsible for fulfilling the promise to provide the specified product, if Pembina is subject to inventory risk on the product, and if Pembina has the discretion to establish the price for the specified product. If Pembina does not have control prior to transferring the product to the customer and is acting in an agency capacity, Pembina presents revenue on a net basis.
For product sales, revenue is recognized using the practical expedient to recognize revenue in an amount equal to Pembina's right to invoice as the consideration Pembina is entitled to invoice in each period is representative of the value provided to the customer.
l. Government Grants
Government grants are recognized in earnings as other income on a systematic basis over the periods in which Pembina recognizes expenses for the related costs for which the grant is intended to compensate. Government grants are recognized only when there is reasonable assurance that Pembina will comply with the conditions attached to the grant, and the grant will be received.
m. Finance Income and Finance Costs
Finance income comprises interest income on funds deposited and invested, interest income on advances to related parties, gains on non-commodity-related derivatives measured at fair value through earnings and foreign exchange gains that are not recognized in other comprehensive income. Interest income is recognized as it accrues in earnings, using the effective interest rate method.
Finance costs comprise of interest expense on loans and borrowings and lease liabilities, accretion on provisions, losses on non-commodity-related derivatives and foreign exchange losses.
Borrowing costs that are not directly attributable to the acquisition or construction of a qualifying asset are recognized in earnings using the effective interest rate method.
n. Income Tax
Income tax expense comprises current and deferred tax. Current and deferred taxes are recognized in earnings except to the extent that they relate to a business combination, or items that are recognized directly in equity or in other comprehensive income.
Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:
•temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable earnings;
•temporary differences relating to investments in subsidiaries and joint arrangements to the extent that it is probable that they will not reverse in the foreseeable future; and
•taxable temporary differences arising on the initial recognition of goodwill.
The measurement of deferred tax reflects the tax consequences that would follow the manner in which Pembina expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.
Deferred tax assets and liabilities are offset only if there is a legally enforceable right to offset, and they relate to income taxes levied by the same taxation authority on either: i) the same taxable entity; or ii) different taxable entities where the intent is to settle current tax liabilities and assets on a net basis, or where tax liabilities and assets will be realized simultaneously in each future period.
A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
In determining the amount of current and deferred tax, Pembina takes into account income tax exposures and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes Pembina to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact tax expense in the period that such a determination is made.
o. Earnings Per Common Share
Pembina presents basic and diluted earnings per common share ("EPS") data for its common shares. Basic EPS is calculated by dividing the earnings attributable to common shareholders of Pembina by the weighted average number of common shares outstanding during the period. To calculate earnings attributable to common shareholders, earnings are adjusted for accumulated preferred dividends. Diluted EPS is determined by adjusting the earnings attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all potentially dilutive common shares, which comprise share options granted to employees. Only outstanding share options that will have a dilutive effect are included in fully diluted EPS calculations.
The dilutive effect of share options is determined by assuming that outstanding share options at the end of the period have been converted at the beginning of the period or at the time issued if issued during the year. Amounts charged to earnings relating to the outstanding share options are added back to earnings for the diluted EPS calculations. The shares issued upon conversion are included in the denominator of basic EPS calculations for the date of issue.
p. Segment Reporting
An operating segment is a component of Pembina that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company's other components. All operating segments' operating results are reviewed regularly and were reassessed following the creation of PGI by Pembina's President and Chief Executive Officer ("CEO"), Senior Vice President and Chief Financial Officer ("CFO") and other Senior Vice Presidents ("SVPs") to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.
Segment results that are reported to the CEO, CFO and other SVPs include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.
q. New Standards and Interpretations Not Yet Adopted
The IASB has issued the following standard and amendments to existing standards that are effective for periods on or after January 1, 2023, with early application permitted. Assessment of the impacts of these standards is ongoing, however, to date, no material impacts on Pembina's Consolidated Financial Statements have been identified.
•Definition of Accounting Estimates (Amendments to IAS 8);
•Disclosure Initiative – Accounting Policies (Amendments to IAS 1);
•IFRS 17 Insurance Contracts;
•Lease Liability in a Sale and Leaseback (Amendments to IFRS 16);
•Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)(1); and
•Non-current Liabilities with Covenants (Amendments to IAS 1)(1).
(1)Effective for periods beginning on or after January 1, 2024.